SCHEDULE OF ESTIMATED USEFUL LIVES (Details) - Semi Cab Inc [Member]	Dec. 31, 2023
Minimum [Member]
Property plant and equipment useful life	3 years
Maximum [Member]
Property plant and equipment useful life	5 years